Principal Accounting Policies - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) Segment	Dec. 31, 2020 USD ($) Segment	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Disclosure Of Significant Accounting Policies [Line Items]
Investment income	¥ 5,844	$ 896	¥ 3,055	¥ 3,162
Non-current financial investment	25				$ 4
Impairment charge to non-current financial investment	2,475	$ 379
Operating lease asset	¥ 14,422		22,764		2,210
Operating lease assets, estimated economic useful life	18 months	18 months
Prepayment received from customers	¥ 430,388		8,288		$ 65,960
Revenue recognized from contract liability	¥ 8,008		6,904	202,477
Payment terms under credit sales	The payment terms under credit sales generally consist of 50% down payment and 50% subsequent payments over a period of 90 to 180 days.	The payment terms under credit sales generally consist of 50% down payment and 50% subsequent payments over a period of 90 to 180 days.
Price concessions	¥ 11,455		22,392	152,755
Adjustment to the previously estimated variable considerations	¥ 14,685		27,719	0
Standard product warranty	no longer than 6 months that the product will operate under normal use.	no longer than 6 months that the product will operate under normal use.
Advertising expense	¥ 3,701		2,377	2,124
Value added tax refund description	tax refund for the excess of 3% of its actual tax burden after the VAT is levied at the 16% or 13% tax rate since April 2019.	tax refund for the excess of 3% of its actual tax burden after the VAT is levied at the 16% or 13% tax rate since April 2019.
Value added tax refund received	¥ 0		1,253	110,231
Employee social security and welfare benefit expenses	¥ 14,919		23,026	20,618
Appropriation to statutory general reserve percentage	10.00%	10.00%
Statutory general reserve required maximum percentage of registered capital	50.00%	50.00%
Profit appropriations to statutory reserves	¥ 0		0	68,501
Number of operating segment | Segment	1	1
Number of reportable segment | Segment	1	1
Assets Subject To Operating Lease [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Operating lease asset	¥ 0		0
Government Grants
Disclosure Of Significant Accounting Policies [Line Items]
Government grants received	¥ 32,499		¥ 24,926	¥ 8,058
Minimum
Disclosure Of Significant Accounting Policies [Line Items]
Value added tax recoverable percentage	10.00%	10.00%
Maximum
Disclosure Of Significant Accounting Policies [Line Items]
Value added tax recoverable percentage	12.00%	12.00%
RMB
Disclosure Of Significant Accounting Policies [Line Items]
Exchange rates used for translation per US$	6.5249		6.9762		6.5249
Foreign currency convenience translation of amounts from RMB into US$	6.5250				6.5250